Taxes	6 Months Ended
Jun. 30, 2021
Disclosure Of Taxes [Abstract]
Taxes

11.	Taxes

11.1.	Income taxes and other taxes
Income taxes
	Current assets		Current liabilities		Non-current liabilities
	06.30.2021	12.31.2020	06.30.2021	12.31.2020	06.30.2021	12.31.2020
Taxes in Brazil
Income taxes	436	391	78	111	-	-
Income taxes - Tax settlement programs	-	-	47	45	353	357
	436	391	125	156	353	357
Taxes abroad	104	27	49	42	-	-
Total	540	418	174	198	353	357
(*)	See note 20.2 for detailed information.

Other taxes
	Current assets		Non-current assets		Current liabilities		Non-current liabilities (*)
	06.30.2021	12.31.2020	06.30.2021	12.31.2020	06.30.2021	12.31.2020	06.30.2021	12.31.2020
Taxes in Brazil
Current / Non-current ICMS (VAT)	704	507	302	293	930	642	-	-
Current / Non-current PIS and COFINS (**)	582	1,570	2,290	2,055	553	544	41	37
Claim to recover PIS and COFINS	-	-	710	681	-	-	-	-
CIDE	5	4	-	-	43	41	-	-
Production taxes	-	-	-	-	2,035	1,173	39	94
Withholding income taxes	-	-	-	-	53	106	-	-
Others	66	87	128	119	126	117	61	275
Total in Brazil	1,357	2,168	3,430	3,148	3,740	2,623	141	406
Taxes abroad	37	9	9	10	21	13	-	-
Total	1,394	2,177	3,439	3,158	3,761	2,636	141	406
(*)	Other non-current taxes are classified as other non-current liabilities.
(**)	It includes US$ 292 (US$ 1,230 as of December 31, 2020) related to exclusion of ICMS (VAT tax) in the basis of calculation of sales taxes PIS and COFINS.

Exclusion of ICMS (VAT tax) from the basis of calculation of PIS and COFINS

In June 2020, the Company obtained a favorable and definitive court decision regarding the exclusion of ICMS (VAT tax) in the basis of calculation of sales taxes PIS and COFINS. Following this decision, the amounts overpaid in the period from October 2001 to August 2020 were calculated by excluding the ICMS effectively paid from the basis of calculation of PIS and COFINS, and the Company recognized US$ 3,091 as other recoverable taxes.

On May 14, 2021, the Supreme Federal Court (STF) determined that the ICMS amount to be excluded from the calculation basis of PIS and COFINS are the amounts reported in the invoices, which were higher than the amounts effectively collected. Thus, in the second quarter of 2021, an additional credit of US$ 979 was recognized as other recoverable taxes.

The company enabled these credits and offset it with payment of other federal taxes, totaling US$ 1,864 in 2021 (US$ 1,857 in 2020).

As of June 30, 2021, the remaining balance for compensation relating to the exclusion of ICMS from the basis of calculation of PIS and COFINS, indexed to the SELIC rate, is US$ 292.

The effects in the unaudited interim financial statements for the six-month periods ending June 30, 2021 and 2020 are detailed in the following table:

		2021	2020	2021	2020
Nature	Effects in the Financial Statements	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Recovery of taxes	Other income and expenses	473	1,478	473	1,478
Inflation indexation	Foreign exchange gains (losses) and inflation indexation charges	455	1,780	455	1,780
Translation effects	Cumulative translation adjustments	51	(167)	51	(167)
		979	3,091	979	3,091
Pis and Cofins	Other taxes	(20)	(83)	(20)	(83)
Tax effects	Income taxes	(309)	(1,079)	(309)	(1,079)
		650	1,929	650	1,929

11.2.	Tax amnesty programs – State Tax

As part of its on-going process of litigation management, in the six-month period ending June 30, 2021, Petrobras adhered to tax amnesty programs of the states of Rio de Janeiro and Bahia, generating a US$ 158 gain arising from the reversal of part of the related provisions, of which a US$ 120 gain as other income and expenses, and a US$ 38 gain as finance income.

The main state amnesty programs to which the Company has adhered are the following:

State of Rio de Janeiro

The State of Rio de Janeiro instituted a settlement program called PEP-ICMS, under the terms of state law 189/2000, which allowed a 90% reduction of amounts due as a fine and interest.

In April 2021, the Company adhered to the program which reduced the expected settlement amounts for the ICMS disputes involving tax credits due to the cancellation of a plant of Gaslub (former Comperj) from US$ 266 to US$ 97. As a result, the Company reversed US$ 169 of the related provisions. Subsequently, the Company made the full payment of the settlement amount in June 2021.

State of Bahia

The adhesion to the remission and amnesty program with the state of Bahia, entered into under the terms of state law 14,286/2020, allowed a 50% remission and a 90% reduction of fines and interest. The tax debts, arisen from the disallowance of tax credits, were settled in the amount of US$ 21.

11.3.	Reconciliation between statutory income tax rate and effective income tax rate

The following table provides the reconciliation of Brazilian statutory tax rate to the Company’s effective rate on income before income taxes:

	2021	2020	2021	2020
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Net income before income taxes	12,459	(13,743)	11,940	(467)
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(4,236)	4,672	(4,060)	159
· Different jurisdictional tax rates for companies abroad	(70)	(295)	(93)	440
. Brazilian income taxes on income of companies incorporated outside Brazil (*)	(199)	(495)	6	(236)
· Tax loss carryforwards (unrecognized tax losses)	(21)	(206)	9	(231)
· Non-taxable income (non-deductible expenses), net (**)	234	(52)	195	(22)
· Expenses with post-employment medical benefits	(90)	(188)	(46)	(94)
· Results of equity-accounted investments in Brazil and abroad	279	(102)	205	18
· Others	-	(3)	-	(3)
Income taxes	(4,103)	3,331	(3,784)	31
Deferred income taxes	(3,883)	3,614	(3,683)	144
Current income taxes	(220)	(283)	(101)	(113)
Effective tax rate of income taxes	(33)%	(24)%	(32)%	(7)%
(*)	It relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.
(**)	It includes provisions for legal proceedings.

11.4.	Deferred income taxes - non-current

The changes in the deferred income taxes are presented as follows:

	2021	2020
Balance at January 1	6,256	(372)
Recognized in the statement of income for the period	(3,883)	1,743
Recognized in shareholders’ equity	(2,202)	5,564
Cumulative translation adjustment	(58)	(623)
Use of tax credits	-	(60)
Others	2	4
Balance at June 30,	115	6,256
Deferred tax assets	564	6,451
Deferred tax liabilities	(449)	(195)

The composition of deferred tax assets and liabilities is set out in the following table:

Nature	Realization basis	06.30.2021	12.31.2020
PP&E - Exploration and decommissioning costs	Depreciation, amortization and write-offs of assets	(2,674)	(3,205)
PP&E - Impairment	Amortization, impairment reversals and write-offs of assets	6,085	6,626
PP&E - Others (*)	Depreciation, amortization and write-offs of assets	(12,470)	(8,690)
Loans, trade and other receivables / payables and financing	Payments and receipts	2,077	3,913
Finance leases	Payments	772	1,190
Provision for legal proceedings	Payments and use of provisions	728	664
Tax loss carryforwards	30% of taxable income compensation	3,037	2,501
Inventories	Sales, write-downs and losses	314	158
Employee Benefits	Payments and use of provisions	2,322	2,882
Others		(76)	217
Total		115	6,256
(*)	It includes accelerated depreciation, difference between units of production method and straightline method, as well as capitalized borrowing costs.